OTHER LIABILITIES - Schedule of fair values of each major class of plan assets (Details) - Avon [member] - Pension Plan [member] - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Cash and cash equivalent	R$ 7,330	R$ 191,958
Equity instruments of other entities	520,799	1,066,370
Government bonds	1,013,584	1,482,650
Corporate bonds	1,317,122	1,802,394
Real estate	10,957	12,834
Other	(121,574)	12,276
Total	R$ 2,748,218	R$ 4,568,482